Shareholder Report	6 Months Ended
Feb. 28, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	INVESTMENT MANAGERS SERIES TRUST II
Entity Central Index Key	0001587982
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2026
C000266745 [Member]
Shareholder Report [Line Items]
Fund Name	Optima Strategic Credit Fund
Class Name	Founders Class
Trading Symbol	OPTCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Optima Strategic Credit Fund (“Fund”) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.optima.com/fund-documents/. You can request additional information about the Fund by contacting us at (877) 341-4585.
Additional Information Phone Number	(877) 341-4585
Additional Information Website	https://www.optima.com/fund-documents/
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Optima Strategic Credit Fund (Founders Class/OPTCX)	$95	1.89%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	1.89% [1]
Net Assets	$ 39,911,312
Holdings Count | Holding	2
Investment Company Portfolio Turnover	91.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$39,911,312
Total number of portfolio holdings	2
Portfolio turnover rate as of the end of the reporting period	91%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. Interest rates presented in the Top Ten Holdings are as of the reporting period end.
Top Holdings
JPMorgan U.S. Government Money Market Fund - Class Premier, 3.270%	65.5%
iShares iBoxx USD High Yield Corporate Bond ETF	18.2%
Asset Allocation

Largest Holdings [Text Block]	Top Holdings
JPMorgan U.S. Government Money Market Fund - Class Premier, 3.270%	65.5%
iShares iBoxx USD High Yield Corporate Bond ETF	18.2%

Accountant Change Statement [Text Block]
On October 15, 2025, the Audit Committee of the Board of Trustees of Investment Managers Series Trust II appointed Tait, Weller & Baker LLP as the Fund’s independent registered public accounting firm.  Prior to October 15, 2025, Cohen & Company, Ltd. served as the independent registered public accounting firm to the Fund.

Accountant Change Date	Oct. 15, 2025
Accountant Change Disagreements [Text Block]
Changes in and Disagreements with Accountants
On October 15, 2025, the Audit Committee of the Board of Trustees of Investment Managers Series Trust II appointed Tait, Weller & Baker LLP as the Fund’s independent registered public accounting firm.  Prior to October 15, 2025, Cohen & Company, Ltd. served as the independent registered public accounting firm to the Fund.

[1]	Annualized.